Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments
Schedule of carrying amount and fair value of financial instruments

Carrying amount and fair value of financial instruments
in € THOUS
December 31, 2022	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	1,118,503	155,284	—	—	1,273,787	155,284	—	—
Trade accounts and other receivables from unrelated parties	3,489,680	—	—	84,590	3,574,270	—	—	—
Accounts receivable from related parties	140,072	—	—	—	140,072	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	9,151	9,151	—	9,151	—
Derivatives - not designated as hedging instruments	—	10,627	—	—	10,627	—	10,627	—
Equity investments	—	80,201	69,792	—	149,993	36,227	70,973	42,793
Debt securities	—	106,215	338,589	—	444,804	444,804	—	—
Other financial assets(1)	121,095	—	—	128,015	249,110	—	—	—
Other current and non-current assets	121,095	197,043	408,381	137,166	863,685	—	—	—
Financial assets	4,869,350	352,327	408,381	221,756	5,851,814	—	—	—

Accounts payable to unrelated parties	813,255	—	—	—	813,255	—	—	—
Accounts payable to related parties	118,083	—	—	—	118,083	—	—	—
Short-term debt	669,013	—	—	—	669,013	—	—	—
Long-term debt	7,864,796	—	—	—	7,864,796	6,366,775	474,930	—
Lease liabilities	—	—	—	4,678,763	4,678,763	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	568	568	—	568	—
Derivatives - not designated as hedging instruments	—	7,422	—	—	7,422	—	7,422	—
Variable payments outstanding for acquisitions	—	37,846	—	—	37,846	—	—	37,846
Put option liabilities	—	—	—	1,468,517	1,468,517	—	—	1,468,517
Other financial liabilities(2)	1,107,827	—	—	—	1,107,827	—	—	—
Other current and non-current liabilities	1,107,827	45,268	—	1,469,085	2,622,180	—	—	—
Financial liabilities	10,572,974	45,268	—	6,147,848	16,766,090	—	—	—

Carrying amount and fair value of financial instruments
in € THOUS
December 31, 2021	Carrying amount					Fair value
	Amortized
	cost	FVPL	FVOCI	Not classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	989,257	492,398	—	—	1,481,655	492,398	—	—
Trade accounts and other receivables from unrelated parties	3,328,720	—	—	80,341	3,409,061	—	—	—
Accounts receivable from related parties	162,361	—	—	—	162,361	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	579	579	—	579	—
Derivatives - not designated as hedging instruments	—	2,846	—	—	2,846	—	2,846	—
Equity investments	—	174,884	69,595	—	244,479	121,643	72,157	50,679
Debt securities	—	95,417	327,078	—	422,495	418,196	4,299	—
Other financial assets(1)	137,358	—	—	130,859	268,217	—	—	—
Other current and non-current assets	137,358	273,147	396,673	131,438	938,616	—	—	—
Financial assets	4,617,696	765,545	396,673	211,779	5,991,693	—	—	—

Accounts payable to unrelated parties	736,069	—	—	—	736,069	—	—	—
Accounts payable to related parties	121,457	—	—	—	121,457	—	—	—
Short-term debt	1,255,853	—	—	—	1,255,853	—	—	—
Long-term debt	7,314,915	—	—	—	7,314,915	7,246,019	243,656	—
Lease liabilities	—	—	—	4,749,381	4,749,381	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	4,490	4,490	—	4,490	—
Derivatives - not designated as hedging instruments	—	21,428	—	—	21,428	—	21,428	—
Variable payments outstanding for acquisitions	—	47,690	—	—	47,690	—	—	47,690
Put option liabilities	—	—	—	992,423	992,423	—	—	992,423
Other financial liabilities(2)	965,663	—	—	—	965,663	—	—	—
Other current and non-current liabilities	965,663	69,118	—	996,913	2,031,694	—	—	—
Financial liabilities	10,393,957	69,118	—	5,746,294	16,209,369	—	—	—
(1)	As of December 31, 2022 and 2021, other financial assets primarily include lease receivables, deposits, guarantees, securities, vendor and supplier rebates as well as notes receivable.
(2)	As of December 31, 2022 and 2021, other financial liabilities primarily include receivable credit balances and goods and services received.

Schedule of equity investment at FVOCI

Equity investments measured at FVOCI
in € THOUS
	2022	2021

Non-listed equity investments	69,792	69,595
Equity investments FVOCI	69,792	69,595

Schedule of reconciliation of level 3 financial instruments

Reconciliation from beginning to ending balance of level 3 financial instruments in € THOUS
	2022			2021			2020
		Variable			Variable			Variable
		payments			payments			payments
	Equity	outstanding for	Put option	Equity	outstanding for	Put option	Equity	outstanding for	Put option
	investments	acquisitions	liabilities	investments	acquisitions	liabilities	investments	acquisitions	liabilities

Beginning balance at January 1,	50,679	47,690	992,423	188,518	66,359	882,422	183,054	89,677	934,425
Transfer to level 1	—	—	—	(158,551)	—	—	—	—	—
Increase	2,804	46	646,271	21,137	9,488	112,194	—	17,253	51,388
Decrease	—	(6,499)	(7,026)	—	(22,499)	(18,495)	—	(35,764)	(99,877)
Gain / loss recognized in profit or loss(1)	(13,968)	(3,904)	—	(12,975)	(6,716)	—	22,489	(1,996)	—
Gain / loss recognized in equity	—	—	(180,431)	—	—	(54,019)	—	—	73,993
Foreign currency translation and other changes	3,278	513	17,280	12,550	1,058	70,321	(17,025)	(2,811)	(77,507)
Ending balance at December 31,	42,793	37,846	1,468,517	50,679	47,690	992,423	188,518	66,359	882,422
(1)	Includes realized and unrealized gains / losses.

Schedule of average hedging rate and the nominal amount of the foreign exchange forward contracts

The following table shows the average hedging rate and the nominal amount of the foreign exchange forward contracts for the currencies with highest hedging volume at December 31, 2022:

Significant currency pairs
in € THOUS
	Nominal	Average
	amount	hedging rate

EUR/USD	799,235	1.0775
EUR/AUD	221,694	1.5700
EUR/CNY	186,980	7.0425

Schedule of derivative financial instruments valuation

Derivative financial instruments valuation
in € THOUS
	2022		2021
	Assets	Liabilities	Assets	Liabilities
Current
Foreign exchange contracts	9,151	(568)	571	(4,419)

Non-current
Foreign exchange contracts	—	—	8	(71)
Derivatives in cash flow hedging relationships	9,151	(568)	579	(4,490)

Current
Foreign exchange contracts	10,627	(6,541)	2,846	(21,428)

Non-current
Foreign exchange contracts	—	(881)	—	—
Derivatives not designated as hedging instruments	10,627	(7,422)	2,846	(21,428)

Schedule of effect of derivatives in cash flow hedging relationships on the consolidated financial statements

The effect of derivatives in cash flow hedging relationships on the consolidated financial statements in € THOUS
	Fair value gain	Fair value gain
	(loss) recognized in	(loss) recognized in		Amount	Amount
	AOCI on hedging	AOCI on hedging	Location of	reclassified	reclassified
	instrument (hedge	instrument (cost of	reclassified	from hedge	from cost of
	reserve)	hedging)	amounts from AOCI	reserve	hedging
For the year ended December 31, 2022
Foreign exchange contracts	12,036	(3,379)	Interest income/expense	1,355	—
			thereof:
			Revenue	2,698	40
			Costs of revenue	(2,088)	2,157
			Inventories	(418)	12
Total	12,036	(3,379)		1,547	2,209

For the year ended December 31, 2021
Foreign exchange contracts	(3,585)	126	Interest income/expense	1,206	—
			thereof:
			Revenue	275	773
			Costs of revenue	72	(1,060)
			Inventories	1,013	(2)
Total	(3,585)	126		2,566	(289)

Schedule of effect of derivatives not designated as hedging instruments on consolidated financial statements

The effect of derivatives not designated as hedging instruments on the consolidated financial statements in € THOUS
		Amount of (gain) loss recognized in
		income on derivatives
	Location of (gain) loss recognized in	for the year ended, December 31
	income on derivatives	2022	2021

Foreign exchange contracts	Selling, general and administrative expenses	8,914	(49,214)
Foreign exchange contracts	Interest income/expense	12,997	1,477
Derivatives not designated as hedging instruments		21,911	(47,737)

Schedule of non-discounted payments agreed by contract

Payments agreed by contracts
in € THOUS
	Payments due by period of
	Less than 1 year	1 - 3 years	3 - 5 years	Over 5 years
2022
Non-Derivatives
Accounts payable to unrelated parties	813,255	426	—	—
Accounts payable to related parties	118,083	—	—	—
Other current financial liabilities	1,107,401	—	—	—
Short-term debt (1)	669,013	—	—	—
Bonds	806,805	1,167,570	2,882,965	3,557,066
Accounts receivable facility (2)	4,190	96,351	—	—
Other long-term debt	44,783	87,082	47,705	202,568
Lease liabilities (1)	815,613	1,479,359	1,164,048	1,922,861
Variable payments outstanding for acquisitions	4,794	30,140	—	6,149
Put option liabilities	667,371	692,707	110,942	54,200
Letters of credit	11,750	—	—	—
	5,063,058	3,553,635	4,205,660	5,742,844

Derivatives
Derivative financial instruments - in cash flow hedging relationships
(Inflow)	(10,573)	—	—	—
Outflow	11,136	—	—	—
	563	—	—	—

Derivative financial instruments - not designated as hedging instrument
(Inflow)	(359,346)	(36,590)	—	—
Outflow	369,229	34,836	—	—
	9,883	(1,754)	—	—

Total	5,073,504	3,551,881	4,205,660	5,742,844

2021
Non-Derivatives
Accounts payable to unrelated parties	736,069	68	—	—
Accounts payable to related parties	121,457	—	—	—
Other current financial liabilities	965,595	—	—	—
Short-term debt (1)	1,255,853	—	—	—
Bonds	759,946	1,249,033	2,553,673	3,563,460
Accounts receivable facility	—	—	—	—
Other long-term debt	49,959	103,315	38,991	51,466
Lease liabilities (1)	796,927	1,463,953	1,127,660	2,076,056
Variable payments outstanding for acquisitions	9,721	2,936	22,526	15,322
Put option liabilities	678,705	219,554	151,462	67,744
Letters of credit	11,065	—	—	—
	5,385,297	3,038,859	3,894,312	5,774,048

Derivatives
Derivative financial instruments - in cash flow hedging relationships
(Inflow)	(141,935)	(2,300)	—	—
Outflow	146,810	2,409	—	—
	4,875	109	—	—

Derivative financial instruments - not designated as hedging instrument
(Inflow)	(611,024)	—	—	—
Outflow	638,609	—	—	—
	27,585	—	—	—

Total	5,417,757	3,038,968	3,894,312	5,774,048
(1)	Includes amounts from related parties.
(2)	Future interest payments for financial liabilities with variable interest rates were calculated using the latest interest rates fixed prior to December 31, 2022.